OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Operating Expenses

(in thousands of $)	2024	2023	2022
Commissions	72,699	62,764	46,029
Bunkers	529,585	390,658	416,830
Other voyage related expenses	171,150	165,173	142,685
	773,434	618,595	605,544

(in thousands of $)	2024	2023	2022
Technical management expenses	88,433	62,207	66,238
Crew costs	125,602	99,809	96,283
Insurances	18,208	14,517	12,643
	232,243	176,533	175,164

(in thousands of $)	2024	2023	2022
Total compensation to employees and directors	17,892	29,894	22,442
Office and administrative expenses	14,183	15,573	12,105
Audit, legal and consultancy	4,011	8,061	12,827
	36,086	53,528	47,374

Disclosure of Compensation to Employees and Directors
Total compensation to employees and directors:

(in thousands of $)	2024	2023	2022
Directors fees	511	511	465
Wages and salaries	15,659	14,838	15,247
Stock option expense	(1,422)	11,247	4,700
Social security costs	1,711	2,001	1,130
Pension costs	1,054	1,040	772
Other staff related costs	379	257	128
	17,892	29,894	22,442